Issued capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Issued capital [Text Block]

12) Issued capital

a) Authorized

Unlimited common shares without par value.

b) Issued

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Number of		Number of
	Shares	Cost	Shares	Cost
Balance, beginning of the year	64,727	$415,982	58,779	$406,214
Exercise of warrants (note 13)	10	124	5,723	7,982
Exercise of stock options (note 13)	36	320	156	944
Exercise of restricted share units (note 13)	106	1,308	69	842
Share repurchase	(873)	(6,088)	-	-
Balance, end of the year	64,006	$411,646	64,727	$415,982

During the year ended December 31, 2022, the Company paid $6,088 for the repurchase and cancellation of 873 shares.

On March 4, 2021, the Company completed the consolidation of its issued and outstanding common shares on the basis of one post-consolidation common share for every 10 pre-consolidation common shares. Any quantity relating to common shares, RSUs, stock options and warrants or any per unit price such as exercise prices disclosed throughout the consolidated financial statements have been retrospectively adjusted for the share consolidation, including the weighted average number of shares outstanding and the basic and diluted earnings (loss) per share for the periods presented.